COMMITMENTS AND CONTINGENCIES (Details) (USD $)	0 Months Ended			3 Months Ended		12 Months Ended			77 Months Ended	80 Months Ended							0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended					3 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended	3 Months Ended		0 Months Ended			3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended		77 Months Ended
	Dec. 13, 2013	Jan. 08, 2013	Feb. 11, 2011	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Mar. 31, 2014	Dec. 13, 2013	Aug. 31, 2013	Apr. 30, 2013	Jan. 08, 2013	Feb. 11, 2011	Dec. 31, 2010	Oct. 14, 2013 Chief Executive Officer [Member] Consulting Agreement [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Consulting Agreement [Member]	Dec. 31, 2013 Chief Scientific Officer [Member] Consulting Agreement [Member] Expense Related to Current Agreement [Member]	Dec. 31, 2013 Chief Scientific Officer [Member] Consulting Agreement [Member] Expense Related to Prior Services [Member]	Oct. 14, 2013 Chief Scientific Officer [Member] Consulting Agreement [Member]	Dec. 31, 2013 Chief Scientific Officer [Member] Consulting Agreement [Member]	Oct. 14, 2013 Secretary [Member] Consulting Agreement [Member]	Dec. 31, 2013 Secretary [Member] Consulting Agreement [Member]	Dec. 31, 2013 Lab Manager [Member] Consulting Agreement [Member] Expense Related to Current Agreement [Member]	Dec. 31, 2013 Lab Manager [Member] Consulting Agreement [Member] Expense Related to Prior Services [Member]	Oct. 14, 2013 Lab Manager [Member] Consulting Agreement [Member]	Dec. 31, 2013 Lab Manager [Member] Consulting Agreement [Member]	Oct. 14, 2013 Clinical Development Officer [Member] Consulting Agreement [Member]	Dec. 31, 2013 Clinical Development Officer [Member] Consulting Agreement [Member]	May 29, 2013 Common Shares [Member] Highland Global Creek Partners, Inc. [Member]	Jan. 08, 2014 Series A Preferred Stock [Member] Highland Global Creek Partners, Inc. [Member]	May 29, 2013 Series A Preferred Stock [Member] Highland Global Creek Partners, Inc. [Member]	Jan. 08, 2014 Consulting Agreement with TotalCFO, LLC [Member] Subsequent Event [Member]	Sep. 17, 2013 Consulting Agreement with TotalCFO, LLC [Member]	Mar. 31, 2014 Consulting Agreement with TotalCFO, LLC [Member]	Dec. 31, 2013 Consulting Agreement with TotalCFO, LLC [Member]	Jan. 08, 2014 Investor Relations Agreement with RedChip Companies, Inc. [Member] Subsequent Event [Member]	Jan. 08, 2014 Investor Relations Agreement with RedChip Companies, Inc. [Member]	Dec. 31, 2013 Investor Relations Agreement with RedChip Companies, Inc. [Member]	Mar. 31, 2014 Investor Relations Agreement with RedChip Companies, Inc. [Member]	Jan. 08, 2014 Investor Relations Agreement with RedChip Companies, Inc. [Member]	Mar. 10, 2014 Private Placement Agent Agreement [Member] Subsequent Event [Member]	Jan. 08, 2014 Private Placement Agent Agreement [Member] Subsequent Event [Member]	Mar. 10, 2014 Private Placement Agent Agreement [Member]	Mar. 31, 2014 Private Placement Agent Agreement [Member]	Dec. 31, 2013 Private Placement Agent Agreement [Member]	Dec. 31, 2012 Private Placement Agent Agreement [Member]	Dec. 31, 2013 Consulting Agreement with RedChip Companies, Inc. [Member]	Dec. 31, 2013 Consulting Agreement with RedChip Companies, Inc. [Member]	Jan. 08, 2014 Subsequent Event [Member]	Jan. 08, 2013 Bonus [Member]	Dec. 31, 2013 Consulting and Research & Development Fees [Member]	Dec. 31, 2012 Consulting and Research & Development Fees [Member]	Dec. 31, 2013 Consulting and Research & Development Fees [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency, Damages Sought, Shares (in Shares)																															80,000,000	10,000,000	10,000,000
Other Commitments, Description																	entered into a consulting agreement with Dr. Abraham Mittelman to be the Company's Chief Executive Officer for a term of 4 years. The agreement was effective on July 1, 2013. The Company shall pay Dr. Mittelman $72,000 per annum in common stock in equal increments not less frequently than monthly with a five (5) percent annual increase plus normal out of pocket expenses				entered into a consulting agreement with Tiwari, to be the Company's Chief Scientific Officer for a term of 4 years. The agreement was effective on July 1, 2013. The Company shall pay Tiwari $72,000 per annum in equal increments not less frequently than monthly with a five (5) percent annual increase plus normal out of pocket expenses. In addition, in connection with the execution of the agreement, Tiwari shall be paid a signing bonus of $20,000 to be paid over two years in equal increments not less frequently than monthly.		consulting agreement with Dr. Jan Geliebter to be the Company's Secretary for a term of 4 years. The agreement was effective on July 1, 2013. The Company shall pay Ms. Geliebter $48,000 per annum in equal increments not less frequently than monthly with a five (5) percent annual increase plus normal out of pocket expenses. In addition, in connection with the execution of the agreement, Dr. Geliebter shall be paid a signing bonus of $35,000 to be paid over two years in equal increments not less frequently than monthly.				consulting agreement with Dr. Robert Suriano to be the Company's Lab Manager for a term of 2 years. The agreement was effective on July 1, 2013. The Company shall pay Mr. Suriano $24,000 per annum in equal increments not less frequently than monthly with a five (5) percent annual increase plus normal out of pocket expenses. In addition, in connection with the execution of the agreement, Dr. Suriano shall be paid a signing bonus of $10,000 to be paid over two years in equal increments not less frequently than monthly. Payments pursuant to consulting agreement shall accrue as of the date of the consulting agreement and commence once the Company has raised $2.5 million through a financing.		consulting agreement with Banerjee to be a research consultant for the Company for a term of 4 years. The agreement was effective on July 1, 2013. The Company shall pay Banerjee $48,000 per annum in equal increments not less frequently than monthly with a five (5) percent annual increase plus normal out of pocket expenses. In addition, in connection with the execution of the agreement, Banerjee shall be paid a signing bonus of $35,000 to be paid over two years in equal increments not less frequently than monthly. Payments pursuant to consulting agreement shall accrue as of the date of the consulting agreement and commence once the Company has raised $2.5 million through a financing.						consulting services related to its financial reporting for a period of one year unless sooner terminated by either party upon (90) day's written notice. The Company agreed to pay TotalCFO, LLC (a) $2,500 per month in cash, (b) a monthly amount of registered common shares having a grant date fair value of $2,500 (to be calculated at a 25% discount to market) and (c) all pre-approved expenses.					In connection with the investor relations agreement the Company agreed to (a) pay RedChip a $60,000 cash payment, which was made on December 13, 2013 and, and (b) issue RedChip 200,000 shares of common stock at $0.20 per share, which were issued on January 8, 2014.			a) a cash placement fee of 10% of the total purchase price of securities sold, including all amounts received by the Company upon exercise of any warrants issued in such raise, (b) a non-accountable expense allowance in the amount of 2% of the aggregate consideration received by the Company, and (c) warrants in an aggregate amount equal to 8% of the number of common shares issued by the Company in a raise. The agreement terminates on June 10, 2014.		On March 10, 2014, the Company entered into an agreement with John Carris Investments, LLC ("John Carris") to act on behalf of the Company as its non-exclusive placement agent and assist the Company in raising up to a maximum of $3.5 million. In consideration for such services, the Company will pay John Carris (a) a cash placement fee of 10% of the total purchase price of securities sold, including all amounts received by the Company upon exercise of any warrants issued in such raise, (b) a non-accountable expense allowance in the amount of 2% of the aggregate consideration received by the Company, and (c) warrants in an aggregate amount equal to 8% of the number of common shares issued by the Company in a raise.		(a) a cash placement fee of 8% of the total purchase price of securities sold, including all amounts received by the Company upon exercise of any warrants issued in such raise and, (b) warrants in an aggregate amount equal to 8% of the number of common shares issued by the Company in a raise. The agreement terminates on December 13, 2014. Mr. Douglas Cole, a former Director of the Company is a partner in Objective Equity. On January 8, 2014, the Company amended the terms of its agreement with Objective Equity whereby both parties agreed that the Company would issue Objective Equity shares of common stock with a grant date fair value equal to 8% of the total proceeds received by the Company.	(a) a cash placement fee of 8% of the total purchase price of securities sold, including all amounts received by the Company upon exercise of any warrants issued in such raise and, (b) warrants in an aggregate amount equal to 8% of the number of common shares issued by the Company in a raise. The agreement terminates on December 13, 2014. Mr. Douglas Cole, a former Director of the Company is a partner in Objective Equity. On January 8, 2014, the Company amended the terms of its agreement with Objective Equity whereby both parties agreed that the Company would issue Objective Equity shares of common stock with a grant date fair value equal to 8% of the total proceeds received by the Company.
Professional and Contract Services Expense						$ 20,000												$ 36,000	$ 56,000	$ 40,000		$ 96,000		$ 59,000	$ 22,000	$ 5,000		$ 27,000		$ 59,000					$ 15,000		$ 20,000				$ 75,000					$ 15,000							$ 40,392	$ 8,600	$ 182,618
Professional Fees	60,000			167,750	6,250	430,476	99,960		1,892,019	2,059,769																										7,500	10,000
Accrued Professional Fees																																				7,500
Shares Issued, Price Per Share (in Dollars per share)					$ 0.15		$ 0.15	$ 0.15			$ 0.20	$ 0.20	$ 0.15	$ 0.20	$ 0.15	$ 0.15																				$ 0.20	$ 0.20					$ 0.20							$ 0.20	$ 0.20
Stock Issuable, Shares, During Period (in Shares)																																				37,500	50,000												805,200
Shares to be issued (in Shares)																																				87,500
Stock Issued During Period, Value, Issued for Services			1,845,500	40,000		286,040		1,845,500																										100,000																161,040		100,000
Stock Issued During Period, Shares, Issued for Services (in Shares)		805,200	12,303,336																																			200,000	200,000					264,000							1,630,200
Prepaid Expense, Current				25,000		60,000	0		60,000	25,000																														100,000
Allocated Share-based Compensation Expense																																									30,000
Accrued Liabilities, Current				$ 406,564		$ 386,618	$ 142,226		$ 386,618	$ 406,564												$ 20,000						$ 20,000									$ 10,000																$ 182,618		$ 182,618